SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 13: SHAREHOLDERS’ EQUITY

A. Shares of Common Stock:

Shares of Common Stock confer the rights to: (i) participate in the general meetings, to one vote per share for any purpose, to an equal part, on share basis, (ii) in distribution of dividends and (iii) to equally participate, on share basis, in distribution of excess of assets and funds from the Company and will not confer other privileges.

On December 18, 2020, the Company entered into a Stock Subscription Agreement with certain investors (the “Investors”) in connection with the sale and issuance of an aggregate of 107,143 shares of Common Stock, at an issuance price of $0.01 per share, and for an aggregate issuance price of $30,000. In accordance with the terms of the loan agreement, the Company repaid the interest on the Loan 8% compounded annually to the Investors in the form of an issuance of an aggregate of 19,715 shares of Common Stock, at a price per share of $0.01. The shares of Common Stock were issued to the Investors pursuant to Regulation S of the Securities Act of 1933, as amended. For more details, see note 10.

B. Warrants:

The following table summarizes information of outstanding warrants as of December 31, 2021 and 2020:

	Warrants	Warrant Term	Exercise Price	Exercisable

Class J Warrants	130,333	July 2029	13.44	130,333
Class K Warrants	130,333	July 2029	22.4	130,333

C. Reverse Stock Split:

On August 31, 2022, the Company filed the Amended COI with the Secretary of State of Delaware to affect a 28 to 1 reverse stock split of the Company’s outstanding shares of Common Stock. (See note 18.D). All share and per share data in these financial statements have been retrospectively adjusted to reflect the reverse stock split.

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 13: SHAREHOLDERS’ EQUITY (Cont.)

D. Share option plan:

After the completion of Gix Media’s acquisition by the Parent Company in 2017, the Parent Company granted options to Gix Media’s employees. These options entitle the employees to purchase ordinary shares of the Parent Company that are traded on Tel-Aviv Stock Exchange.

A summary of Gix Media’s employee options activity and related information is as follows:

	As of December 31, 2021		As of December 31, 2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$
Options outstanding at beginning of the year	1,120,000	1.56	1,940,000	1.6
Changes during the period:
Granted	-	-	-	-
Exercised	-	-	-	-
Expired or forfeited	(382,085)	1.61	(820,000)	1.67

Outstanding at end of period	737,915	1.61	1,120,000	1.56
Options exercisable at end of period	504,585	1.61	704,997	1.56

The following tables summarize additional information regarding the Gix Media’s outstanding and exercisable options as of December 31, 2021:

	Options Outstanding
	As of December 31, 2021
Range of exercise price	Number of options As of December 31, 2021	Weighted average exercise price	Weighted average remaining contractual life (years)
$		$
1.61	737,915	1.61	6.60

	Options Exercisable
	As of December 31, 2021
Range of exercise price	Number of options As of December 31, 2021	Weighted average exercise price	Weighted average remaining contractual life (years)
$		$
1.61	504,585	1.61	6.63

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 13: SHAREHOLDERS’ EQUITY (Cont.)

The Company recognized stock-based compensation expenses related to Gix Media employee’s options in the statement of operations as follows:

	For the year ended December 31,
	2021	2020

Research and development	(40)	74
Selling and marketing	(6)	(2)
General and administrative	3	31

Total	(43)	103

E. Dividends:

For the year ended December 31, 2020, Gix Media distributed a dividend in the amount of $1,200. An amount of $814 which was distributed to the Parent Company, was offset from the Loan to Parent Company (see note 15).

For the year ended December 31, 2021, Cortex distributed a dividend in the amount of $194 to the non-controlling interests.